Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average	Average
	Summary		SCT	Compensation	Value of Initial Fixed $100
	Compensation	Compensation	Total for	Actually Paid to	Investment Based On:				Adjusted
	Table (SCT)	Actually Paid to	Non-PEO	to Non-PEO		Peer Group	Net Income	Revenue	EBITDA
Fiscal Year	Total for PEO[1]	PEO [2]	NEOs	NEOs [3]	TSR	TSR	($ thousands)	($ thousands)	($ thousands)
2022 (Joyce)	$ 2,637,536	$ 2,220,880	$ 1,578,851	$ 801,784	$ 53.19	$ 118.41	$ 10,757	$ 353,386	$ 121,632
2022 (Contos)	$ 1,943,210	$ 80,775
2021	$ 4,439,971	$ 3,179,434	$ 1,452,315	$ 1,096,371	$ 83.76	$ 141.13	($ 24,620)	$ 329,701	$ 119,583
2020	$ 2,394,169	$ 2,359,574	$ 1,127,829	$ 1,235,646	$ 97.26	$ 111.29	$ 20,546	$ 266,001	$ 92,558

(1)

During the year 2022, Adam Contos (bottom row) stepped down as Chief Executive Officer, effective March 31, 2022. During March 2022, Mr. Contos and Stephen Joyce (top row) served as Co-CEOs and Mr. Joyce became CEO, on an interim basis, upon Mr. Contos’s departure. For the years 2021 and 2020, Mr. Contos served as CEO for the full year.

(2)

The following table sets forth the adjustments made to the Summary Compensation Table (“SCT”) Total for Principal Executive Officer during each year presented to determine compensation actually paid (“CAP”) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2022	2022	2021	2020
	Current CEO	Former CEO
SCT Total for PEO	$2,637,536	$1,943,210	$4,439,971	$2,394,169
Deduct amounts reported under “Stock Awards” Column of the SCT	-	(966,175)	(2,960,458)	(1,420,087)
Deduct amounts reported under “Option Awards” Column of the SCT	(1,537,536)	-	-	-
Add the fair value of awards granted and vested during the fiscal year	884,929	779,182	175,015	189,009
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	235,951	-	1,789,507	1,600,050
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	-	-	(113,141)	(60,409)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	-	(96,975)	78,848	(55,022)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year [c]	-	(1,578,467)	(230,309)	(288,136)
Add dividends on unvested awards paid during the fiscal year	-	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-	-
Compensation Actually Paid	$2,220,880	$80,775	$3,179,434	$2,359,574

(a) Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

(b) Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

(c) The value in this row includes the aggregate fair value of awards forfeited by Mr. Contos when he left the Company on March 31, 2022.

(3) The following table sets forth the adjustments made to the SCT during each year presented to determine the average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2022	2021	2020
Average SCT Total for non-PEO NEOs	$1,578,851	$1,452,315	$1,127,829
Deduct amounts reported under “Stock Awards” Column of the SCT	(816,509)	(907,803)	(720,172)
Deduct amounts reported under “Option Awards” Column of the SCT	-	-	-
Add the fair value of awards granted and vested during the fiscal year	169,667	41,730	77,634
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	483,307	631,942	871,870
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	(253,708)	(57,410)	(10,973)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	(129,178)	10,591	(22,986)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year	(230,647)	(74,995)	(87,555)
Add dividends on unvested awards paid during the fiscal year	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-
Compensation Actually Paid	$801,784	$1,096,371	$1,235,646

(a) Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

(b) Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

Named Executive Officers, Footnote [Text Block]
(1)

During the year 2022, Adam Contos (bottom row) stepped down as Chief Executive Officer, effective March 31, 2022. During March 2022, Mr. Contos and Stephen Joyce (top row) served as Co-CEOs and Mr. Joyce became CEO, on an interim basis, upon Mr. Contos’s departure. For the years 2021 and 2020, Mr. Contos served as CEO for the full year.

Peer Group Issuers, Footnote [Text Block]

Peer Group is S&P SmallCap 600 Index; Value of Initial Fixed Investment assumes that the value of the investment in our common stock and in the peer group (including reinvestment of dividends) was $100 at market close on December 31, 2019 (the last trading day of 2019), and tracks such investment through market close on the last trading day of each applicable year

PEO Total Compensation Amount		$ 4,439,971	$ 2,394,169
PEO Actually Paid Compensation Amount		3,179,434	2,359,574
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The following table sets forth the adjustments made to the Summary Compensation Table (“SCT”) Total for Principal Executive Officer during each year presented to determine compensation actually paid (“CAP”) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2022	2022	2021	2020
	Current CEO	Former CEO
SCT Total for PEO	$2,637,536	$1,943,210	$4,439,971	$2,394,169
Deduct amounts reported under “Stock Awards” Column of the SCT	-	(966,175)	(2,960,458)	(1,420,087)
Deduct amounts reported under “Option Awards” Column of the SCT	(1,537,536)	-	-	-
Add the fair value of awards granted and vested during the fiscal year	884,929	779,182	175,015	189,009
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	235,951	-	1,789,507	1,600,050
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	-	-	(113,141)	(60,409)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	-	(96,975)	78,848	(55,022)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year [c]	-	(1,578,467)	(230,309)	(288,136)
Add dividends on unvested awards paid during the fiscal year	-	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-	-
Compensation Actually Paid	$2,220,880	$80,775	$3,179,434	$2,359,574

(a) Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

(b) Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

(c) The value in this row includes the aggregate fair value of awards forfeited by Mr. Contos when he left the Company on March 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 1,578,851	1,452,315	1,127,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 801,784	1,096,371	1,235,646
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) The following table sets forth the adjustments made to the SCT during each year presented to determine the average CAP to the Non-PEO NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Fiscal Year
	2022	2021	2020
Average SCT Total for non-PEO NEOs	$1,578,851	$1,452,315	$1,127,829
Deduct amounts reported under “Stock Awards” Column of the SCT	(816,509)	(907,803)	(720,172)
Deduct amounts reported under “Option Awards” Column of the SCT	-	-	-
Add the fair value of awards granted and vested during the fiscal year	169,667	41,730	77,634
Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end	483,307	631,942	871,870
Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end [a]	(253,708)	(57,410)	(10,973)
Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year [b]	(129,178)	10,591	(22,986)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year	(230,647)	(74,995)	(87,555)
Add dividends on unvested awards paid during the fiscal year	-	-	-
Add incremental fair value of awards modified during the fiscal year	-	-	-
Compensation Actually Paid	$801,784	$1,096,371	$1,235,646

(a) Includes the fair value of the current year RSU awards and all tranches of PSU awards, without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

(b) Includes the change in fair value of RSU awards that were issued in a prior year, relative to the respective fiscal year. In addition, as discussed above, all tranches of PSU awards issued in a prior year, relative to the respective fiscal year, are included without respect to the award performance period. Per U.S. GAAP, if a PSU award does not have an established metric, there is no grant date and therefore would not be included for financial reporting purposes until the performance metrics are established. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

Peer Group is S&P SmallCap 600 Index; Value of Initial Fixed Investment assumes that the value of the investment in our common stock and in the peer group (including reinvestment of dividends) was $100 at market close on December 31, 2019 (the last trading day of 2019), and tracks such investment through market close on the last trading day of each applicable year

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income*

* Net income in 2021 was adversely impacted by a $40.9 million loss recorded on our contractual relationship with INTEGRA which was settled with the acquisition of INTEGRA. The loss represents the fair value of the difference between the historical contractual rates paid by INTEGRA and the current market rate. The loss is recorded in “Settlement and impairment charges” in the accompanying Consolidated Statements of Income (Loss). See Note 6, Acquisitions in the Annual Report on Form 10-K for the year ended December 31, 2021, for additional information about this acquisition.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA[1]

[1] Adjusted EBITDA is a non-GAAP measure. Please see Appendix 1 on page 78 of this Proxy Statement for a definition of this term and reconciliation with the most directly comparable GAAP measure.

Total Shareholder Return Vs Peer Group [Text Block]	Peer Group TSR and Company TSR
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The performance measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted EBITDA
●	Revenue
●	RMAX rTSR Percentile

Total Shareholder Return Amount	$ 53.19	83.76	97.26
Peer Group Total Shareholder Return Amount	118.41	141.13	111.29
Net Income (Loss)	$ 10,757,000	$ (24,620,000)	$ 20,546,000
Company Selected Measure Amount	121,632,000	119,583,000	92,558,000
PEO Name	Stephen Joyce
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	353,386,000	329,701,000	266,001,000
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Compensation Actually Paid and Revenue
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	RMAX rTSR Percentile
Mr. Joyce [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,637,536
PEO Actually Paid Compensation Amount	2,220,880
Mr. Contos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,943,210
PEO Actually Paid Compensation Amount	80,775
PEO [Member] | Mr. Joyce [Member] | Deduct amounts reported under "Option Awards" Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,537,536)
PEO [Member] | Mr. Joyce [Member] | Add the fair value of awards granted and vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	884,929
PEO [Member] | Mr. Joyce [Member] | Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	235,951
PEO [Member] | Mr. Contos [Member] | Deduct amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(966,175)	$ (2,960,458)	$ (1,420,087)
PEO [Member] | Mr. Contos [Member] | Add the fair value of awards granted and vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	779,182	175,015	189,009
PEO [Member] | Mr. Contos [Member] | Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,789,507	1,600,050
PEO [Member] | Mr. Contos [Member] | Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(113,141)	(60,409)
PEO [Member] | Mr. Contos [Member] | Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(96,975)	78,848	(55,022)
PEO [Member] | Mr. Contos [Member] | Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,578,467)	(230,309)	(288,136)
Non-PEO NEO [Member] | Deduct amounts reported under "Stock Awards" Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(816,509)	(907,803)	(720,172)
Non-PEO NEO [Member] | Add the fair value of awards granted and vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	169,667	41,730	77,634
Non-PEO NEO [Member] | Add the fair value of awards granted in the fiscal year that remain outstanding and unvested as of fiscal year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	483,307	631,942	871,870
Non-PEO NEO [Member] | Add (Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the fiscal year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,708)	(57,410)	(10,973)
Non-PEO NEO [Member] | Add (Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(129,178)	10,591	(22,986)
Non-PEO NEO [Member] | Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (230,647)	$ (74,995)	$ (87,555)